Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2018
Derivative Financial Instruments Tables Abstract
Schedule of derivative financial instruments

								June, 20 2018
Risk	Maturity	Outstanding derivative instruments	Counter party	Receivable	Payable	Net balance	Notional (’000)	Call option (put option)	Unit
Currency US$	October -18	Options	FC Stone	1,490	(2,484)	(994)	(4,800)	—	US$
Currency US$	June -18	Dollar – 1st Futures	BM&F	1	(1,086)	(1,085)	(31,000)	—	US$

		Current		1,491	(3,570)	(2,079)	(35,800)	—	US$
		Noncurrent		—	—	—	—	—	US$
		Total US$ risk		1,491	(3,570)	(2,079)	(35,800)	—	US$

Soybean CBOT	July-18	Soybean Options	Trading Companies/Banks/CBOT	—	(7)	(7)	—	(77,107)	Bags
Soybean CBOT	October-18	Soybean Options	Trading Companies/Banks/CBOT	—	(1,275)	(1,275)	—	(1,294,946)	Bags
Soybean CBOT	July-18	Futures Soybean	Trading Companies/Banks/CBOT	5,451	(5,569)	(118)	—	—	Bags
Soybean CBOT	October-18	Futures Soybean	Trading Companies/Banks/CBOT	351	—	351	—	(16,975)	Bags
Soybean CBOT	July-19	Futures Soybean	Trading Companies/Banks/CBOT	3,999	(2,145)	1,854	—	(430,893)	Bags
Ethanol BM&F	July-18	Futures Ethanol	BM&F	42	—	42	—	(300)	mˆ3
Ethanol BM&F	August-18	Futures Ethanol	BM&F	94	—	94	—	(900)	mˆ3
Ethanol BM&F	September-18	Futures Ethanol	BM&F	80	—	80	—	(900)	mˆ3

		Current (bags)		5,802	(6,851)	(1,049)	—	(1,389,028)	Bags
		Current (Ethanol)		216	—	216	—	(2,100)	Cubic Meters
		Noncurrent (bags)		3,999	(2,145)	1,854	—	(430,893)	Bags
		Total commodities risk		10,017	(8,996)	1,021	—	(1,822,021)

Interest R$	January-18	DI SWAP x Dollar	Banco Safra	—	—	—	—	—	BRL
Interest R$	August-23	Pre-DI SWAP	Bradesco	54	—	54	14,810	—	BRL
Interest R$	July-18	Pre-DI SWAP	ABC	—	(12)	(12)	10,000	—	BRL
Interest R$	August-18	Pre-DI SWAP	Itaú BBA Jaborandi	—	(11)	(11)	20,000	—	BRL
Interest R$	May-19	Pre-DI SWAP	Itaú BBA Jaborandi	—	(45)	(45)	20,000	—	BRL

		Current		—	(68)	(68)	50,000	—	BRL
		Noncurrent		54	—	54	14,810	—	BRL
		Total interest rate risk		54	(68)	(14)	64,810	—	BRL

		Total risks		11,562	(12,634)	(1,072)	29,010	(1,822,021)

		Margin deposit		20,790	—	20,790

			Current	28,299	(10,489)
			Noncurrent	4,053	(2,145)
			P &L at June 30, 2018 (Note 23)	62,965	(68,300)

								June, 20 2017
Risk	Maturity	Outstanding derivative instruments	Counter party	Receivable	Payable	Net balance	Notional (’000)	Call option (put option)	Unit
Currency US$	August-17	BM&F	BM&F	15	—	15	2,000	—	US$
Currency US$	July- 7	NDF	FC Stone	423	—	423	(2,000)	—	US$
Currency US$	January-18	Options	FC Stone	—	(638)	(638)	(2,500)	—	US$
Currency US$	May-18	Accumulator	Macquarie	4	—	4	(30)	—	US$
Currency US$	June-18	Options	FC Stone	154	(171)	(17)	(1,000)	—	US$
		Current		596	(809)	(213)	(3,530)	—	US$
		Noncurrent		—	—	—	—	—	US$
		Total US$ risk		596	(809)	(213)	(3,530)	—	US$

Soybean CBOT	July-17	Soybean Futures	Trading Companies/Banks/CBOT	1,377	(2,219)	(842)	—	—	Bags
Soybean CBOT	November-17	Soybean Futures	Trading Companies/ Banks /CBOT	5	—	5	—	(24,946)	Bags
Soybean CBOT	April-18	Soybean Options	Trading Companies/ Banks /CBOT	—	(408)	(408)	—	(113,393)	Bags
Soybean CBOT	June-18	Soybean Options	Trading Companies/ Banks /CBOT	—	(514)	(514)	—	(72,571)	Bags
Soybean CBOT	July-18	Soybean Futures	Trading Companies/ Banks /CBOT	1	—	1	—	(335)	Bags
Live Cattle BM&F	October-17	Live Cattle Futures	BM&F	14	—	14	—	660	Heads
		Current (bags)		1,382	(3,141)	(1,759)	—	(210,910)	Bags
		Current (heads)		14	—	14	—	660	Heads
		Noncurrent (bags)		1	—	1	—	(335)	Bags
		Total commodities risk		1,397	(3,141)	(1,744)	—	(210,585)

Interest R$	November-17	Pre-DI SWAP	Itaú BBA	89	—	89	7,000	—	US$

		Current		89	—	89	7,000	—	US$
		Noncurrent		—	—	—	—	—	US$
		Total interest rate risk		89	—	89	7,000	—	US$

		Daily adjustments – Currency		—	(15)	(15)
		Daily adjustments – Commodities		—	(13)	(13)

		Total risks		2,082	(3,978)	(1,896)	3,470	(210,585)

		Margin deposit		2,009	—	2,009

			Current	4,090	(3,978)
			Noncurrent	1	—
			P&L at June 30, 2017 (Note 23)	62,226	(44,791)